Investments and Cash Held in Trust - Additional Information (Details) - USD ($)	Dec. 31, 2019	Dec. 31, 2018
Schedule Of Investments [Line Items]
Investments and cash held in Trust Account	$ 408,585,719	$ 402,605,952
US Treasury Securities
Schedule Of Investments [Line Items]
Investments and cash held in Trust Account	408,585,719
Cash
Schedule Of Investments [Line Items]
Investments and cash held in Trust Account	$ 0